LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
10.	LEASES
Lessee Arrangements
The Company is the lessee under operating and finance leases for equipment and real estate, including the land in Macau on which Studio City is located. Certain leases include options to extend the lease term and options to terminate the lease term. The land concession contract of Studio City has a term of 25 years, which is renewable for further consecutive periods of 10 years, subject to applicable legislation in Macau. The estimated term related to the land concession contract of Studio City is 40 years.
The components of lease costs are as follows:

	Year Ended December 31,
	2025	2024	2023
Operating lease costs:
Amortization of land use right	$3,316	$3,314	$3,302
Operating lease costs	1,077	1,076	1,072
Finance lease costs:
Amortization of right-of-use assets	125	65	—

Total lease costs	$4,518	$4,455	$4,374

Other information related to lease terms and discount rates of operating leases is as follows:

	December 31,
	2025	2024
Weighted average remaining lease term	29.8 years	30.8 years
Weighted average discount rate	7.81%	7.39%
Maturities of operating lease liabilities as of December 31, 2025 are as follows:

Year ending December 31,
2026	$2,038
2027	1,133
2028	1,133
2029	1,131
2030	1,131
Over 2030	28,071

Total future minimum lease payments	34,637
Less: amount representing interest	(20,540)

Present value of future minimum lease payments	14,097
Current portion	(2,002)

Non-current portion	$12,095

Lessor Arrangements
The Company is the lessor under
non-cancellable
operating leases mainly for mall spaces in Studio City with various retailers that expire at various dates through June 2037. Certain of the operating leases include minimum base fees with contingent fee clauses based on percentages of turnover.
During the year ended December 31, 2025, the Company arranged a sales-type lease for the Equipment (as defined in Note 1
7
) under the Studio City Operating Agreement as disclosed in Note 1
7
.
As of December 31, 2025, the current and non-current portion of the investment in a sales-type lease of
$
223
and $
1,509
, respectively, are included in prepaid expenses and other current assets and long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

The components of lease income are as follows:

	Year Ended December 31,
	2025	2024	2023
Operating lease income:
Minimum	$7,415	$6,665	$4,393
Contingent	5,616	5,767	3,111
Sales-type lease income	70	—	—

Total lease income	$13,101	$12,432	$7,504

Future

minimum fees, excluding the contingent fees to be received, under non-cancellable
leases as of December 31, 2025 were as follows:

	Operating	Sales-Type
Year ending December 31,
2026	$7,574	$481
2027	6,324	481
2028	4,708	549
2029	1,849	497
2030	1,352	136
Over 2030	3,401	545

Total	$25,208	2,689

Difference between undiscounted cash flow and present value		(957)

Investment in a sales-type lease		$1,732